Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com
October 15, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	AIM Counsleor Series Trust (Invesco Counselor Series Trust) CIK 0001112996
Ladies and Gentlemen:
On behalf of AIM Counsleor Series Trust (Invesco Counselor Series Trust) (the “Fund”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post Effective Amendment No. 44 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendement is being filed in order to comply with the summary prospectus rule and related amendments to Form N1-A. Included are rewritten investment objectives and strategies sections and enhanced risks sections and to add Class R shares and Instituional Class shares to Invesco Van Kampen American Franchise Fund.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1968.

Very truly yours,
/s/ Stephen R. Rimes
Stephen R. Rimes
Counsel